Financial Instruments (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Financial Instruments (Details) [Line Items]
Overdue receivables	$ 1,047,802	$ 1,028,000
Active customers, description	More than 60% (2022 – 22%) of the Company’s customers have been active with the Company for over four years
Allowance for doubtful accounts	$ 1,047,802	$ 1,028,000
Customer One [Member]
Financial Instruments (Details) [Line Items]
Revenue percentage	19.00%	26.00%